EBP Benefit Pymts & Defined Contribution Plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Expected benefit payments
Employer's contributions charged to expense under defined contribution plans	$ 27	$ 25	$ 28
Defined contribution plan matching contributions included in income (loss) from discontinued operations related to WPX employees			5
Other Postretirement Benefits [Member]
Expected benefit payments
2014	15
2015	15
2016	16
2017	16
2018	17
2019-2023	74
Expected total plans contribution, approximate	8
Pension Benefits [Member]
Expected benefit payments
2014	88
2015	96
2016	102
2017	103
2018	109
2019-2023	591
Expected tax-qualified pension plans contribution, approximate	60
Expected nonqualified pension plans contribution, approximate	3
Expected total plans contribution, approximate	$ 63